UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

QUARTERLY REPORT

July 31, 2011

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds – 112.0%
Aerospace – 1.1%
BE Aerospace, Inc., 8.5%, 2018		$1,135,000	$1,252,717
Bombardier, Inc., 7.5%, 2018 (n)		1,285,000	1,439,200
Bombardier, Inc., 7.75%, 2020 (n)		485,000	545,625
CPI International Acquisition, Inc., 8%, 2018 (n)		985,000	935,750
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		1,070,000	802,500
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	580,000	775,063
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$815,000	841,488

			$6,592,343

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2021		$185,624	$200,474
Tam Capital 3, Inc., 8.375%, 2021 (n)		547,000	579,000

			$779,474

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 8%, 2016		$420,000	$461,475
Hanesbrands, Inc., 6.375%, 2020		505,000	502,475
Phillips-Van Heusen Corp., 7.375%, 2020		1,185,000	1,276,838

			$2,240,788

Asset-Backed & Securitized – 5.6%
ARCap REIT, Inc., CDO, “H”, FRN, 6.048%, 2045 (d)(z)		$570,874	$5,709
Banc of America Commercial Mortgage, Inc., FRN, 5.731%, 2051		2,000,000	2,185,735
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		702,559	706,782
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040 (z)		2,868,781	1,597,669
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049		390,311	229,660
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	1,059,121
Crest Ltd., CDO, 7%, 2040 (a)		2,181,233	109,062
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		837,805	839,106
Falcon Franchise Loan LLC, FRN, 4.045%, 2025 (i)(z)		3,813,369	301,637
First Union National Bank Commercial Mortgage Trust, FRN, 1.487%, 2043 (i)(z)		1,115,013	100
First Union-Lehman Brothers Bank of America, FRN, 0.335%, 2035 (i)		15,467,460	259,853
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		915,798	940,387
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		2,043,300	2,022,867
GMAC LLC, FRN, 6.02%, 2033 (z)		1,167,085	1,209,068
GMAC LLC, FRN, 7.689%, 2034 (n)		1,853,000	1,612,110
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,740,309
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		2,130,000	2,260,767
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.059%, 2051		270,000	190,416
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,744,995
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.88%, 2045		1,590,000	1,773,094
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.816%, 2049		2,000,000	2,166,380
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.881%, 2030 (i)		3,609,953	72,921
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		8,290,306	227,983
Multi Security Asset Trust, “A3”, 5%, 2035 (z)		2,341,429	2,341,429
Prudential Securities Secured Financing Corp., FRN, 7.295%, 2013 (z)		2,581,000	2,594,591
Structured Asset Securities Corp., FRN, 4.67%, 2035		45,991	45,885
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.899%, 2051		2,000,000	2,183,176
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,499,468
Wachovia Bank Commercial Mortgage Trust, FRN, 5.688%, 2047		1,496,845	728,405
Wachovia Bank Commercial Mortgage Trust, FRN, 5.748%, 2047		229,557	92,814

			$32,741,499

Automotive – 1.9%
Accuride Corp., 9.5%, 2018		$855,000	$912,713

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Allison Transmission, Inc., 7.125%, 2019 (n)	$620,000	$607,600
Automotores Gildemeister S.A., 8.25%, 2021 (n)	271,000	285,363
Ford Motor Credit Co. LLC, 8%, 2014	620,000	689,126
Ford Motor Credit Co. LLC, 12%, 2015	4,845,000	6,083,159
General Motors Financial Co., Inc., 6.75%, 2018 (n)	640,000	652,800
Goodyear Tire & Rubber Co., 10.5%, 2016	540,000	608,175
Jaguar Land Rover PLC, 7.75%, 2018 (n)	200,000	203,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)	960,000	972,000
RCI Banque S.A., 4.6%, 2016 (n)	266,000	277,166

		$11,291,102

Basic Industry – 0.2%
Trimas Corp., 9.75%, 2017	$1,045,000	$1,149,500

Broadcasting – 3.3%
Allbritton Communications Co., 8%, 2018	$790,000	$811,725
AMC Networks, Inc., 7.75%, 2021 (n)	644,000	677,810
Citadel Broadcasting Corp., 7.75%, 2018 (n)	185,000	199,106
Clear Channel Communications, Inc., 9%, 2021 (n)	365,000	344,925
EH Holding Corp., 7.625%, 2021 (n)	650,000	669,500
Entravision Communications Corp., 8.75%, 2017	300,000	313,500
Gray Television, Inc., 10.5%, 2015	250,000	259,375
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,590,000	1,687,388
Intelsat Bermuda Ltd., 11.25%, 2017	815,000	872,050
Intelsat Jackson Holdings Ltd., 9.5%, 2016	4,430,000	4,657,038
Intelsat Jackson Holdings Ltd., 11.25%, 2016	350,000	372,750
Lamar Media Corp., 6.625%, 2015	340,000	344,675
Liberty Media Corp., 8.5%, 2029	805,000	800,975
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,335,561	1,332,222
Newport Television LLC, 13%, 2017 (n)(p)	390,493	378,697
Nexstar Broadcasting Group, Inc., 8.875%, 2017	410,000	431,525
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	570,000	627,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	195,000	206,213
SIRIUS XM Radio, Inc., 13%, 2013 (n)	250,000	293,125
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,010,000	1,126,150
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	630,000	667,800
Univision Communications, Inc., 6.875%, 2019 (n)	1,035,000	1,027,238
Univision Communications, Inc., 7.875%, 2020 (n)	745,000	768,281
Univision Communications, Inc., 8.5%, 2021 (z)	245,000	242,550

		$19,111,618

Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 7.875%, 2015	$690,000	$705,525
E*TRADE Financial Corp., 12.5%, 2017	1,050,000	1,254,750

		$1,960,275

Building – 1.6%
Associated Materials LLC, 9.125%, 2017	$245,000	$247,450
Building Materials Holding Corp., 6.875%, 2018 (n)	755,000	777,650
Building Materials Holding Corp., 7%, 2020 (n)	470,000	492,325
Building Materials Holding Corp., 6.75%, 2021 (n)	455,000	461,256
CEMEX Finance LLC, 9.5%, 2016 (n)	1,341,000	1,297,418
CEMEX S.A.B. de C.V., 9%, 2018 (n)	629,000	591,260
CEMEX S.A.B. de C.V., FRN, 5.245%, 2015 (n)	552,000	507,840
Masonite International Corp., 8.25%, 2021 (n)	455,000	458,413
Nortek, Inc., 10%, 2018 (n)	325,000	330,688

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Building – continued
Nortek, Inc., 8.5%, 2021 (n)		$1,100,000	$1,025,750
Odebrecht Finance Ltd., 6%, 2023 (n)		423,000	429,345
Owens Corning, 9%, 2019		2,070,000	2,523,997
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (z)		370,000	376,475

			$9,519,867

Business Services – 0.7%
Ceridian Corp., 12.25%, 2015 (p)		$280,000	$288,400
IGate Corp., 9%, 2016 (z)		375,000	375,000
Interactive Data Corp., 10.25%, 2018		1,115,000	1,243,225
Iron Mountain, Inc., 8.375%, 2021		425,000	454,750
SunGard Data Systems, Inc., 10.25%, 2015		900,000	933,750
SunGard Data Systems, Inc., 7.375%, 2018		470,000	477,050

			$3,772,175

Cable TV – 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$280,000	$290,500
Cablevision Systems Corp., 8.625%, 2017		630,000	696,150
CCH II LLC, 13.5%, 2016		1,410,000	1,663,800
CCO Holdings LLC, 7.875%, 2018		715,000	768,625
CCO Holdings LLC, 8.125%, 2020		1,360,000	1,492,600
Cequel Communications Holdings, 8.625%, 2017 (n)		575,000	611,656
CSC Holdings LLC, 8.5%, 2014		1,325,000	1,477,375
DIRECTV Holdings LLC, 5.2%, 2020		3,340,000	3,649,154
Insight Communications Co., Inc., 9.375%, 2018 (n)		895,000	969,956
Mediacom LLC, 9.125%, 2019		950,000	1,011,750
Myriad International Holdings B.V., 6.375%, 2017 (n)		1,181,000	1,277,015
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,185,484
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	240,000	330,199
Time Warner Cable, Inc., 5%, 2020		$2,630,000	2,827,042
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,294,000	1,297,235
Videotron LTEE, 6.875%, 2014		924,000	934,395
Virgin Media Finance PLC, 9.5%, 2016		680,000	765,000
Virgin Media Finance PLC, 8.375%, 2019		290,000	324,075
Ziggo Bond Co. B.V., 8%, 2018 (z)	EUR	415,000	609,730

			$22,181,741

Chemicals – 3.3%
Braskem America Finance, 7.125%, 2041 (z)		$636,000	$640,770
Celanese U.S. Holdings LLC, 6.625%, 2018		1,265,000	1,366,200
Dow Chemical Co., 8.55%, 2019		1,500,000	1,981,641
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,515,000	1,605,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		280,000	289,800
Huntsman International LLC, 8.625%, 2021		1,795,000	1,999,181
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR	101,000	150,932
Lyondell Chemical Co., 8%, 2017 (n)		$387,000	437,310
Lyondell Chemical Co., 11%, 2018		4,382,686	4,963,392
Momentive Performance Materials, Inc., 12.5%, 2014		1,438,000	1,560,230
Momentive Performance Materials, Inc., 11.5%, 2016		789,000	840,285
Mosaic Co., 7.625%, 2016 (n)		695,000	736,700
Polypore International, Inc., 7.5%, 2017		1,285,000	1,365,313
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		568,000	600,024
Solutia, Inc., 7.875%, 2020		710,000	773,900

			$19,311,578

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.3%
Lawson Software, Inc., 11.5%, 2018 (z)	$785,000	$769,300
Syniverse Holdings, Inc., 9.125%, 2019 (n)	660,000	690,525

		$1,459,825

Computer Software - Systems – 0.5%
Audatex North America, Inc., 6.75%, 2018 (z)	$630,000	$647,325
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,785,000	1,954,575
Eagle Parent, Inc., 8.625%, 2019 (n)	485,000	465,600

		$3,067,500

Conglomerates – 1.0%
Actuant Corp., 6.875%, 2017	$1,495,000	$1,524,900
Amsted Industries, Inc., 8.125%, 2018 (n)	905,000	952,513
Dynacast International LLC, 9.25%, 2019 (z)	755,000	772,931
Griffon Corp., 7.125%, 2018 (n)	925,000	922,688
Pinafore LLC, 9%, 2018 (n)	1,550,000	1,693,375

		$5,866,407

Construction – 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$477,000	$508,005

Consumer Products – 0.7%
ACCO Brands Corp., 10.625%, 2015	$140,000	$156,275
Easton-Bell Sports, Inc., 9.75%, 2016	735,000	811,256
Elizabeth Arden, Inc., 7.375%, 2021	590,000	613,600
Jarden Corp., 7.5%, 2020	970,000	1,018,500
Libbey Glass, Inc., 10%, 2015	666,000	722,610
Visant Corp., 10%, 2017	965,000	997,569

		$4,319,810

Consumer Services – 0.8%
Realogy Corp., 10.5%, 2014	$230,000	$226,550
Realogy Corp., 11.5%, 2017	730,000	737,300
Service Corp. International, 6.75%, 2015	265,000	284,213
Service Corp. International, 7%, 2017	3,300,000	3,580,500

		$4,828,563

Containers – 1.0%
Exopack Holding Corp., 10%, 2018 (z)	$520,000	$522,600
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	550,000	563,750
Greif, Inc., 6.75%, 2017	1,515,000	1,598,325
Owens-Illinois, Inc., 7.375%, 2016	550,000	600,875
Packaging Dynamics Corp., 8.75%, 2016 (z)	330,000	339,900
Reynolds Group, 8.5%, 2016 (n)	445,000	463,913
Reynolds Group, 7.125%, 2019 (n)	1,455,000	1,414,988

		$5,504,351

Defense Electronics – 0.3%
Ducommun, Inc., 9.75%, 2018 (n)	$601,000	$617,528
ManTech International Corp., 7.25%, 2018	835,000	871,531
MOOG, Inc., 7.25%, 2018	445,000	472,813

		$1,961,872

Electrical Equipment – 0.1%
CommScope, Inc., 8.25%, 2019 (z)	$410,000	$426,400

Electronics – 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$442,000	$492,830
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	710,000	773,900

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Freescale Semiconductor, Inc., 8.05%, 2020 (z)	$755,000	$760,663
Jabil Circuit, Inc., 7.75%, 2016	1,231,000	1,378,720
NXP B.V., 9.75%, 2018 (n)	107,000	120,108
Sensata Technologies B.V., 6.5%, 2019 (n)	1,285,000	1,297,850

		$4,824,071

Emerging Market Quasi-Sovereign – 8.0%
Banco del Estado de Chile, 4.125%, 2020 (n)	$470,000	$470,761
Banco do Brasil (Cayman Branch), FRN, 8.5%, 2049	738,000	868,995
Banco do Brasil S.A., 5.875%, 2022 (n)	3,148,000	3,187,350
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,332,000	1,328,670
BNDES Participacoes S.A., 6.5%, 2019 (n)	607,000	688,945
BNDES Participacoes S.A., 5.5%, 2020 (n)	277,000	293,620
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	1,242,000	1,252,709
CNPC (HK) Overseas Capital Ltd., 5.95%, 2041 (n)	293,000	303,995
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,930,000	2,012,025
Ecopetrol S.A., 7.625%, 2019	821,000	997,515
Franshion Development Ltd., 6.75%, 2021 (n)	438,000	421,575
Gaz Capital S.A., 8.125%, 2014 (n)	1,540,000	1,757,602
Gaz Capital S.A., 9.25%, 2019	744,000	954,180
KazMunaiGaz Finance B.V., 8.375%, 2013	539,000	588,211
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	2,793,000	3,487,898
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	887,685
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,715,058
Majapahit Holding B.V., 8%, 2019 (n)	1,197,000	1,469,318
Majapahit Holding B.V., 7.75%, 2020 (n)	1,741,000	2,124,020
Novatek Finance Ltd., 5.326%, 2016 (n)	295,000	307,921
Novatek Finance Ltd., 6.604%, 2021 (n)	439,000	468,633
OAO Gazprom, 6.212%, 2016	1,886,000	2,065,170
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	1,168,000	1,185,520
Pemex Project Funding Master Trust, 5.75%, 2018	1,341,000	1,489,170
Pertamina PT, 5.25%, 2021 (n)	511,000	528,246
Pertamina PT, 6.5%, 2041 (n)	235,000	246,750
Petrobras International Finance Co., 7.875%, 2019	1,583,000	1,950,281
Petrobras International Finance Co., 6.75%, 2041	657,000	736,893
Petroleos Mexicanos, 8%, 2019	1,382,000	1,731,093
Petroleos Mexicanos, 6%, 2020	1,610,000	1,791,930
Petroleos Mexicanos, 5.5%, 2021	994,000	1,060,598
Petroleos Mexicanos, 5.5%, 2021 (z)	366,000	394,097
Petroleos Mexicanos, 6.5%, 2041 (n)	354,000	374,471
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	476,000	580,720
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	598,583	612,051
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	1,506,000	1,649,070
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,230,000	1,445,250
SCF Capital Ltd., 5.375%, 2017 (n)	1,134,000	1,132,583
Transnet Ltd., 4.5%, 2016 (n)	377,000	396,209
VEB Finance Ltd., 6.902%, 2020 (n)	1,177,000	1,277,045
VTB Capital S.A., 6.465%, 2015 (n)	407,000	431,420

		$46,665,253

Emerging Market Sovereign – 8.7%
Dominican Republic, 7.5%, 2021 (n)	$765,000	$805,163
Government of Ukraine, 6.875%, 2015	1,094,000	1,140,495
Government of Ukraine, 6.875%, 2015 (n)	698,000	727,665
Government of Ukraine, 7.95%, 2021 (n)	1,154,000	1,223,240

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	$1,888,000	$816,560
Republic of Argentina, FRN, 8.28%, 2033	4,053,265	3,516,207
Republic of Colombia, 7.375%, 2019	716,000	906,456
Republic of Colombia, 4.375%, 2021	322,000	331,338
Republic of Colombia, 8.125%, 2024	679,000	918,348
Republic of Croatia, 6.375%, 2021 (n)	629,000	637,680
Republic of Georgia, 6.875%, 2021 (n)	216,000	222,480
Republic of Hungary, 6.375%, 2021	1,542,000	1,601,753
Republic of Indonesia, 6.875%, 2018	1,676,000	1,990,250
Republic of Indonesia, 11.625%, 2019	733,000	1,101,333
Republic of Indonesia, 11.625%, 2019 (n)	872,000	1,310,180
Republic of Indonesia, 4.875%, 2021 (n)	671,000	706,228
Republic of Indonesia, 7.75%, 2038 (n)	1,559,000	2,034,495
Republic of Lithuania, 6.125%, 2021 (n)	212,000	226,045
Republic of Panama, 8.875%, 2027	1,273,000	1,842,668
Republic of Panama, 9.375%, 2029	1,746,000	2,636,460
Republic of Panama, 6.7%, 2036	265,000	318,663
Republic of Peru, 7.35%, 2025	544,000	690,880
Republic of Peru, 8.75%, 2033	1,966,000	2,816,295
Republic of Philippines, 6.5%, 2020	489,000	580,076
Republic of Philippines, 5.5%, 2026	802,000	858,140
Republic of Philippines, 6.375%, 2032	540,000	621,675
Republic of Philippines, 6.375%, 2034	2,781,000	3,205,103
Republic of Poland, 5.125%, 2021	486,000	505,440
Republic of Serbia, FRN, 6.75%, 2024	369,900	371,750
Republic of South Africa, 5.5%, 2020	999,000	1,102,646
Republic of South Africa, 6.25%, 2041	1,151,000	1,263,223
Republic of Sri Lanka, 6.25%, 2020 (n)	285,000	294,975
Republic of Sri Lanka, 6.25%, 2021 (z)	248,000	253,985
Republic of Turkey, 7%, 2019	790,000	917,388
Republic of Turkey, 5.625%, 2021	670,000	708,525
Republic of Venezuela, 5.75%, 2016	3,742,000	2,918,760
Republic of Venezuela, 7.65%, 2025	1,345,000	867,525
Republic of Vietnam, 6.75%, 2020	1,074,000	1,138,440
Russian Federation, 7.5%, 2030	1,947,980	2,329,063
Ukraine Government International, 6.58%, 2016	1,418,000	1,458,768
United Mexican States, 5.625%, 2017	1,364,000	1,558,370
United Mexican States, 5.95%, 2019	268,000	310,210
United Mexican States, 5.75%, 2110	408,000	390,660

		$50,175,604

Energy - Independent – 5.4%
Anadarko Petroleum Corp., 6.45%, 2036	$270,000	$294,287
Anadarko Petroleum Corp., 6.2%, 2040	590,000	628,133
ATP Oil & Gas Corp., 11.875%, 2015	495,000	504,900
Bill Barrett Corp., 9.875%, 2016	805,000	909,650
Carrizo Oil & Gas, Inc., 8.625%, 2018	730,000	777,450
Chaparral Energy, Inc., 8.875%, 2017	1,105,000	1,138,150
Concho Resources, Inc., 8.625%, 2017	540,000	594,000
Concho Resources, Inc., 6.5%, 2022	1,125,000	1,175,625
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	650,000	625,625
Continental Resources, Inc., 8.25%, 2019	815,000	896,500
Denbury Resources, Inc., 8.25%, 2020	855,000	944,775
Energy XXI Gulf Coast, Inc., 9.25%, 2017	850,000	915,875

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
EXCO Resources, Inc., 7.5%, 2018	$945,000	$940,275
Harvest Operations Corp., 6.875%, 2017 (n)	1,410,000	1,469,925
LINN Energy LLC, 6.5%, 2019 (n)	450,000	449,438
LINN Energy LLC, 8.625%, 2020	160,000	177,200
LINN Energy LLC, 7.75%, 2021 (n)	792,000	843,480
Newfield Exploration Co., 6.625%, 2014	435,000	441,525
Newfield Exploration Co., 6.625%, 2016	845,000	871,406
Newfield Exploration Co., 6.875%, 2020	610,000	657,275
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	2,860,000	3,014,440
OPTI Canada, Inc., 8.25%, 2014 (d)	1,795,000	1,160,019
Petrohawk Energy Corp., 7.25%, 2018	330,000	383,625
Pioneer Natural Resources Co., 6.875%, 2018	1,400,000	1,539,919
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,168,988
Plains Exploration & Production Co., 7%, 2017	2,010,000	2,100,450
QEP Resources, Inc., 6.875%, 2021	2,045,000	2,218,825
Quicksilver Resources, Inc., 9.125%, 2019	875,000	966,875
Range Resources Corp., 8%, 2019	900,000	994,500
SandRidge Energy, Inc., 8%, 2018 (n)	1,470,000	1,558,200
W&T Offshore, Inc., 8.5%, 2019 (n)	515,000	534,956
Whiting Petroleum Corp., 6.5%, 2018	495,000	509,850

		$31,406,141

Energy - Integrated – 0.8%
CCL Finance Ltd., 9.5%, 2014 (n)	$2,118,000	$2,433,053
CCL Finance Ltd., 9.5%, 2014	471,000	541,061
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,327,000	1,499,510

		$4,473,624

Engineering - Construction – 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$710,000	$717,100

Entertainment – 0.6%
AMC Entertainment, Inc., 8.75%, 2019	$890,000	$945,625
AMC Entertainment, Inc., 9.75%, 2020	570,000	570,000
Cinemark USA, Inc., 8.625%, 2019	1,220,000	1,332,850
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	440,000	475,750

		$3,324,225

Financial Institutions – 3.6%
CIT Group, Inc., 5.25%, 2014 (n)	$1,245,000	$1,248,113
CIT Group, Inc., 7%, 2016	1,570,000	1,573,925
CIT Group, Inc., 7%, 2017	5,040,000	5,052,600
CIT Group, Inc., 6.625%, 2018 (n)	1,212,000	1,278,660
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	1,325,000	1,358,125
International Lease Finance Corp., 8.75%, 2017	1,475,000	1,648,313
International Lease Finance Corp., 7.125%, 2018 (n)	1,937,000	2,062,905
International Lease Finance Corp., 8.25%, 2020	280,000	311,500
Nationstar Mortgage LLC, 10.875%, 2015 (n)	1,500,000	1,567,500
SLM Corp., 8.45%, 2018	1,330,000	1,487,020
SLM Corp., 8%, 2020	1,960,000	2,147,480
Springleaf Finance Corp., 6.9%, 2017	1,435,000	1,343,519

		$21,079,660

Food & Beverages – 1.6%
ARAMARK Corp., 8.5%, 2015	$1,495,000	$1,554,800
B&G Foods, Inc., 7.625%, 2018	1,020,000	1,091,400
Constellation Brands, Inc., 7.25%, 2016	1,615,000	1,780,538

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
Pinnacle Foods Finance LLC, 9.25%, 2015		$1,115,000	$1,156,813
Pinnacle Foods Finance LLC, 10.625%, 2017		330,000	354,750
Pinnacle Foods Finance LLC, 8.25%, 2017		245,000	258,169
Sigma Alimentos S.A., 5.625%, 2018 (n)		462,000	475,860
TreeHouse Foods, Inc., 7.75%, 2018		710,000	758,813
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,692,900

			$9,124,043

Forest & Paper Products – 1.5%
Boise, Inc., 8%, 2020		$1,100,000	$1,157,750
Cascades, Inc., 7.75%, 2017		1,025,000	1,060,875
Fibria Overseas Finance, 6.75%, 2021 (n)		530,000	556,500
Georgia-Pacific Corp., 8%, 2024		780,000	961,827
Georgia-Pacific Corp., 7.25%, 2028		270,000	312,728
Graphic Packaging Holding Co., 7.875%, 2018		615,000	667,275
Inversiones CMPC S.A., 4.75%, 2018 (n)		841,000	862,710
JSG Funding PLC, 7.75%, 2015		65,000	66,300
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		95,000	82,650
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	600,000	879,382
Tembec Industries, Inc., 11.25%, 2018		$285,000	303,525
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	146,245
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$883,000	949,225
Xerium Technologies, Inc., 8.875%, 2018 (z)		420,000	405,300

			$8,412,292

Gaming & Lodging – 3.3%
American Casinos, Inc., 7.5%, 2021 (n)		$795,000	$826,800
Boyd Gaming Corp., 7.125%, 2016		325,000	303,875
Firekeepers Development Authority, 13.875%, 2015 (n)		760,000	875,710
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		405,000	203
GWR Operating Partnership LLP, 10.875%, 2017		405,000	440,438
Harrah’s Operating Co., Inc., 11.25%, 2017		1,745,000	1,921,681
Harrah’s Operating Co., Inc., 10%, 2018		2,000	1,735
Harrah’s Operating Co., Inc., 10%, 2018		700,000	626,500
Host Hotels & Resorts, Inc., 6.75%, 2016		3,260,000	3,361,875
Host Hotels & Resorts, Inc., 9%, 2017		360,000	403,650
MGM Mirage, 10.375%, 2014		190,000	217,075
MGM Resorts International, 11.375%, 2018		1,460,000	1,693,600
MGM Resorts International, 9%, 2020		860,000	956,750
Penn National Gaming, Inc., 8.75%, 2019		1,555,000	1,714,388
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		625,000	651,563
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		990,000	1,106,325
Station Casinos, Inc., 6.5%, 2014 (d)		325,000	33
Station Casinos, Inc., 6.875%, 2016 (d)		1,450,000	145
Wyndham Worldwide Corp., 6%, 2016		1,175,000	1,275,649
Wyndham Worldwide Corp., 7.375%, 2020		850,000	963,806
Wynn Las Vegas LLC, 7.75%, 2020		1,370,000	1,513,850

			$18,855,651

Industrial – 0.6%
Altra Holdings, Inc., 8.125%, 2016		$595,000	$639,625
Dematic S.A., 8.75%, 2016 (z)		790,000	797,900
Hillman Group, Inc., 10.875%, 2018 (z)		570,000	619,875
Hyva Global B.V., 8.625%, 2016 (n)		445,000	453,900
Mueller Water Products, Inc., 7.375%, 2017		241,000	230,155

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
Mueller Water Products, Inc., 8.75%, 2020		$767,000	$836,030

			$3,577,485

Insurance – 2.0%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,754,540
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	197,646
ING Groep N.V., 5.775% to 2015, FRN to 2049		$5,000,000	4,525,000
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,500,000	1,860,000
Unum Group, 7.125%, 2016		1,829,000	2,131,050

			$11,468,236

Insurance - Property & Casualty – 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$1,615,000	$2,135,838
USI Holdings Corp., FRN, 4.135%, 2014 (n)		1,495,000	1,371,663
XL Group PLC, 6.5% to 2017, FRN to 2049		2,140,000	1,998,225
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,310,000	2,344,650
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2062 (n)		146,000	147,260
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		680,000	676,600

			$8,674,236

International Market Quasi-Sovereign – 0.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,520,000	$1,428,785
Canada Housing Trust, 4.6%, 2011 (n)	CAD	294,000	308,955
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		$2,500,000	2,079,540

			$3,817,280

International Market Sovereign – 8.0%
Commonwealth of Australia, 5.75%, 2021	AUD	214,000	$252,143
Federal Republic of Germany, 3.75%, 2015	EUR	1,954,000	3,021,339
Federal Republic of Germany, 6.25%, 2030	EUR	489,000	991,810
Government of Canada, 4.5%, 2015	CAD	531,000	611,329
Government of Canada, 4.25%, 2018	CAD	8,251,000	9,653,787
Government of Canada, 5.75%, 2033	CAD	96,000	139,300
Government of Japan, 1.3%, 2014	JPY	131,000,000	1,760,389
Government of Japan, 1.7%, 2017	JPY	372,600,000	5,174,878
Government of Japan, 2.2%, 2027	JPY	358,200,000	4,991,489
Kingdom of Belgium, 5.5%, 2017	EUR	610,000	949,513
Kingdom of Spain, 4.6%, 2019	EUR	912,000	1,201,233
Kingdom of Sweden, 4.5%, 2015	SEK	1,965,000	340,878
Kingdom of the Netherlands, 5.5%, 2028	EUR	262,000	476,228
Republic of Austria, 4.65%, 2018	EUR	774,000	1,241,004
Republic of Finland, 3.875%, 2017	EUR	531,000	826,055
Republic of France, 4.75%, 2035	EUR	789,000	1,303,317
Republic of Iceland, 4.875%, 2016 (n)		$2,804,000	2,822,195
Republic of Ireland, 4.5%, 2020	EUR	445,000	414,472
Republic of Ireland, 5.4%, 2025	EUR	475,000	445,055
Republic of Italy, 4.75%, 2013	EUR	2,812,000	4,068,845
Republic of Italy, 5.25%, 2017	EUR	1,784,000	2,543,946
United Kingdom Treasury, 8%, 2015	GBP	943,000	1,975,601
United Kingdom Treasury, 8%, 2021	GBP	304,000	721,411
United Kingdom Treasury, 4.25%, 2036	GBP	432,000	737,563

			$46,663,780

Machinery & Tools – 0.7%
Case Corp., 7.25%, 2016		$1,065,000	$1,171,500
Case New Holland, Inc., 7.875%, 2017 (n)		1,960,000	2,219,700

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Machinery & Tools – continued
RSC Equipment Rental, Inc., 8.25%, 2021		$440,000	$454,300

			$3,845,500

Major Banks – 2.7%
Bank of America Corp., 5.65%, 2018		$2,000,000	$2,116,510
Bank of America Corp., 8% to 2018, FRN to 2049		2,395,000	2,466,634
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		2,099,000	1,921,635
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	141,175
Credit Suisse (USA), Inc., 6%, 2018		$1,500,000	1,621,445
Goldman Sachs Group, Inc., 7.5%, 2019		1,200,000	1,417,496
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		500,000	535,950
JPMorgan Chase Capital XXII, 6.45%, 2087		324,000	328,599
JPMorgan Chase Capital XXVII, 7%, 2039		85,000	86,389
Morgan Stanley, 6.625%, 2018		2,000,000	2,225,942
National Westminster Bank PLC, FRN, 3.706%, 2049	EUR	330,000	374,600
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		$1,420,000	1,224,750
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		435,000	386,063
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		990,000	924,264

			$15,771,452

Medical & Health Technology & Services – 3.5%
Biomet, Inc., 10%, 2017		$560,000	$610,400
Biomet, Inc., 10.375%, 2017 (p)		420,000	457,800
Biomet, Inc., 11.625%, 2017		530,000	583,663
CDRT Merger Sub, Inc., 8.125%, 2019 (n)		360,000	360,000
Davita, Inc., 6.375%, 2018		1,275,000	1,302,094
Davita, Inc., 6.625%, 2020		480,000	489,600
Examworks Group, Inc., 9%, 2019 (z)		440,000	453,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		875,000	993,125
HCA, Inc., 9.25%, 2016		1,470,000	1,568,306
HCA, Inc., 8.5%, 2019		2,395,000	2,640,488
HealthSouth Corp., 8.125%, 2020		2,200,000	2,381,500
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,512,796
Teleflex, Inc., 6.875%, 2019		800,000	824,000
United Surgical Partners International, Inc., 8.875%, 2017		560,000	582,400
United Surgical Partners International, Inc., 9.25%, 2017 (p)		650,000	680,875
Universal Health Services, Inc., 7%, 2018		405,000	421,200
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,640,000	1,693,300
Vanguard Health Systems, Inc., 0%, 2016		4,000	2,660
Vanguard Health Systems, Inc., 8%, 2018		1,495,000	1,532,375
VWR Funding, Inc., 10.25%, 2015 (p)		1,415,000	1,489,288

			$20,579,070

Metals & Mining – 3.5%
ArcelorMittal, 6.5%, 2014		$1,300,000	$1,446,565
ArcelorMittal, 9.85%, 2019		1,790,000	2,329,785
Arch Coal, Inc., 7%, 2019 (n)		830,000	869,425
Arch Coal, Inc., 7.25%, 2020		490,000	512,663
Arch Western Finance LLC, 6.75%, 2013		668,000	672,175
Bumi Investment Pte Ltd., 10.75%, 2017 (n)		500,000	576,875
Cloud Peak Energy, Inc., 8.25%, 2017		1,475,000	1,578,250
Cloud Peak Energy, Inc., 8.5%, 2019		1,135,000	1,227,219
Consol Energy, Inc., 8%, 2017		1,255,000	1,383,638
Consol Energy, Inc., 8.25%, 2020		505,000	561,813
Gold Fields Ltd., 4.875%, 2020 (n)		2,352,000	2,281,440

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Metinvest B.V., 8.75%, 2018 (n)	$320,000	$331,616
Novelis, Inc., 8.375%, 2017	530,000	577,038
Novelis, Inc., 8.75%, 2020	280,000	311,500
Southern Copper Corp., 7.5%, 2035	1,648,000	1,867,158
Southern Copper Corp., 6.75%, 2040	744,000	788,399
Teck Resources Ltd., 9.75%, 2014	366,000	446,083
Vale Overseas Ltd., 5.625%, 2019	218,000	239,751
Vale Overseas Ltd., 4.625%, 2020	681,000	703,071
Vale Overseas Ltd., 6.875%, 2039	474,000	548,227
Vedanta Resources PLC, 8.25%, 2021 (n)	973,000	1,005,887

		$20,258,578

Mortgage-Backed – 1.8%
Fannie Mae, 6%, 2037	$926,006	$1,021,278
Fannie Mae, 5.5%, 2038	8,504,136	9,234,581

		$10,255,859

Natural Gas - Pipeline – 1.5%
Atlas Pipeline Partners LP, 8.75%, 2018	$375,000	$403,125
Crosstex Energy, Inc., 8.875%, 2018	1,175,000	1,277,813
El Paso Corp., 7%, 2017	1,770,000	2,049,823
El Paso Corp., 7.75%, 2032	1,014,000	1,204,364
Energy Transfer Equity LP, 7.5%, 2020	1,445,000	1,546,150
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	527,000	573,113
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	340,000	358,275
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,266,484

		$8,679,147

Network & Telecom – 2.7%
BellSouth Corp., 6.55%, 2034	$3,213,000	$3,618,420
CenturyLink, Inc., 7.6%, 2039	535,000	539,472
Cincinnati Bell, Inc., 8.25%, 2017	1,350,000	1,370,250
Cincinnati Bell, Inc., 8.75%, 2018	1,070,000	1,024,525
Citizens Communications Co., 9%, 2031	1,230,000	1,271,513
Frontier Communications Corp., 8.25%, 2017	290,000	318,275
Frontier Communications Corp., 8.125%, 2018	985,000	1,081,038
Nortel Networks Corp., 10.75%, 2016 (d)	280,000	316,750
Qwest Communications International, Inc., 8%, 2015	1,480,000	1,609,500
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,500,000	1,605,000
Telefonica Emisiones S.A.U., 2.582%, 2013	1,050,000	1,049,589
Windstream Corp., 8.125%, 2018	220,000	235,400
Windstream Corp., 7.75%, 2020	1,185,000	1,256,100
Windstream Corp., 7.75%, 2021	445,000	471,700

		$15,767,532

Oil Services – 1.0%
Afren PLC, 11.5%, 2016 (n)	$335,000	$362,236
Edgen Murray Corp., 12.25%, 2015	530,000	537,950
Expro Finance Luxembourg, 8.5%, 2016 (n)	935,000	937,338
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	840,000	873,600
Pioneer Drilling Co., 9.875%, 2018	1,140,000	1,222,650
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (z)	1,467,000	1,492,673
Unit Corp., 6.625%, 2021	225,000	227,250

		$5,653,697

Oils – 0.5%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,005,000	$2,085,200

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Oils – continued
Petroplus Holdings AG, 9.375%, 2019 (n)		$650,000	$654,875

			$2,740,075

Other Banks & Diversified Financials – 3.1%
Alfa Bank, 7.75%, 2021 (n)		$1,449,000	$1,467,113
Banco PanAmericano S.A., 8.5%, 2020 (n)		665,000	741,475
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,500,000	1,421,552
Banco Votorantim S.A., 5.25%, 2016 (n)		816,000	838,440
Bancolombia S.A., 5.95%, 2021 (n)		1,094,000	1,132,290
Bangkok Bank (Hong Kong), 4.8%, 2020 (n)		1,293,000	1,283,134
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		1,207,000	1,249,245
Bosphorus Financial Services Ltd., FRN, 2.06%, 2012		375,000	373,632
Capital One Financial Corp., 10.25%, 2039		1,110,000	1,174,380
Citigroup, Inc., 6.125%, 2018		1,500,000	1,676,015
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,583,000	2,994,601
LBG Capital No.1 PLC, 7.875%, 2020 (n)		805,000	754,688
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,911,000	2,063,880
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (n)		582,000	564,540

			$17,734,985

Pharmaceuticals – 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (z)	EUR	370,000	$540,957
Hypermarcas S.A., 6.5%, 2021 (n)		$452,000	455,616

			$996,573

Pollution Control – 0.1%
WCA Waste Corp., 7.5%, 2019 (n)		$845,000	$845,000

Precious Metals & Minerals – 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)		$384,000	$420,480

Printing & Publishing – 0.3%
American Media, Inc., 13.5%, 2018 (z)		$32,653	$34,531
McClatchy Co., 11.5%, 2017		305,000	322,538
Nielsen Finance LLC, 11.5%, 2016		471,000	547,538
Nielsen Finance LLC, 7.75%, 2018 (n)		835,000	885,100

			$1,789,707

Railroad & Shipping – 0.4%
Kansas City Southern Railway, 8%, 2015		$1,580,000	$1,698,500
Kansas City Southern Railway, 6.125%, 2021 (n)		425,000	434,563

			$2,133,063

Real Estate – 1.4%
CB Richard Ellis Group, Inc., 11.625%, 2017		$545,000	$630,838
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)		410,000	374,125
Country Garden Holding Co., 11.125%, 2018 (n)		319,000	330,165
Entertainment Properties Trust, REIT, 7.75%, 2020		990,000	1,108,800
Kennedy Wilson, Inc., 8.75%, 2019 (n)		550,000	550,000
Longfor Properties Co. Ltd., 9.5%, 2016 (n)		553,000	570,973
MPT Operating Partnership, 6.875%, 2021 (n)		610,000	597,800
Simon Property Group, Inc., REIT, 10.35%, 2019		2,200,000	3,100,759
Yanlord Land Group Ltd., 10.625%, 2018 (n)		640,000	649,600

			$7,913,060

Retailers – 1.7%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)		$650,000	$651,625
Home Depot, Inc., 5.875%, 2036		846,000	917,480
J. Crew Group, Inc., 8.125%, 2019 (n)		335,000	324,113

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Limited Brands, Inc., 6.9%, 2017	$630,000	$680,400
Limited Brands, Inc., 7%, 2020	415,000	440,938
Limited Brands, Inc., 6.95%, 2033	360,000	333,000
Neiman Marcus Group, Inc., 10.375%, 2015	1,650,000	1,728,375
QVC, Inc., 7.375%, 2020 (n)	620,000	683,550
Sally Beauty Holdings, Inc., 10.5%, 2016	1,255,000	1,342,850
Toys “R” Us Property Co. II LLC, 8.5%, 2017	660,000	706,200
Toys “R” Us, Inc., 10.75%, 2017	1,545,000	1,738,125
Yankee Holdings Corp., 10.25%, 2016 (n)(p)	430,000	434,300

		$9,980,956

Specialty Stores – 0.3%
GSC Holdings Corp., 8%, 2012	$259,000	$262,885
Michaels Stores, Inc., 11.375%, 2016	625,000	667,969
Michaels Stores, Inc., 7.75%, 2018	725,000	725,000

		$1,655,854

Steel – 0.2%
JSC Severstal, 6.25%, 2016 (z)	$1,119,000	$1,128,164

Supermarkets – 0.2%
Delhaize Group, 5.7%, 2040	$1,395,000	$1,374,014

Supranational – 0.3%
European Investment Bank, 5.125%, 2017	$1,500,000	$1,755,314

Telecommunications - Wireless – 3.6%
Clearwire Corp., 12%, 2015 (n)	$1,845,000	$1,884,206
Cricket Communications, Inc., 7.75%, 2016	735,000	783,694
Cricket Communications, Inc., 7.75%, 2020	435,000	431,738
Crown Castle International Corp., 9%, 2015	2,330,000	2,551,350
Crown Castle International Corp., 7.125%, 2019	370,000	394,513
Crown Castle Towers LLC, 6.113%, 2020 (n)	420,000	469,021
Digicel Group Ltd., 12%, 2014 (n)	400,000	462,000
Digicel Group Ltd., 8.25%, 2017 (n)	1,330,000	1,380,141
Digicel Group Ltd., 10.5%, 2018 (n)	880,000	983,400
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	322,000	341,320
MetroPCS Wireless, Inc., 7.875%, 2018	1,060,000	1,127,575
Net Servicos de Comunicacao S.A., 7.5%, 2020	1,055,000	1,218,525
NII Holdings, Inc., 10%, 2016	820,000	945,050
NII Holdings, Inc., 8.875%, 2019	495,000	544,500
NII Holdings, Inc., 7.625%, 2021	445,000	467,250
SBA Communications Corp., 8%, 2016	340,000	363,375
SBA Communications Corp., 8.25%, 2019	590,000	637,200
Sprint Capital Corp., 6.875%, 2028	2,210,000	2,099,500
VimpelCom Ltd., 7.748%, 2021 (n)	593,000	611,638
VimpelCom Ltd., 7.504%, 2022 (n)	1,423,000	1,423,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	970,000	1,075,488
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	940,000	937,650

		$21,132,134

Telephone Services – 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$460,000	$484,150

Tobacco – 0.4%
Reynolds American, Inc., 6.75%, 2017	$2,016,000	$2,367,905

Transportation – 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$405,000	$406,013

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 1.9%
ACL I Corp., 10.625%, 2016 (p)(z)	$745,000	$645,853
Aguila American Resources Ltd., 7.875%, 2018 (n)	930,000	939,300
American Petroleum Tankers LLC, 10.25%, 2015	702,000	726,570
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	527,882	506,767
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	570,393	553,281
Commercial Barge Line Co., 12.5%, 2017	1,785,000	1,994,738
Erac USA Finance Co., 7%, 2037 (n)	878,000	997,320
Hertz Corp., 8.875%, 2014	216,000	221,670
Hertz Corp., 7.5%, 2018 (n)	655,000	676,288
Hertz Corp., 7.375%, 2021 (n)	435,000	444,788
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)	470,000	454,725
Navios Maritime Acquisition Corp., 8.625%, 2017	475,000	459,563
Navios Maritime Holdings, Inc., 8.875%, 2017	445,000	451,675
Swift Services Holdings, Inc., 10%, 2018	930,000	1,000,913
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	845,681

		$10,919,132

U.S. Treasury Obligations – 2.0%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$11,103,000	$11,833,366

Utilities - Electric Power – 3.4%
AES Corp., 8%, 2017	$1,495,000	$1,614,600
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	844,981
Calpine Corp., 8%, 2016 (n)	940,000	1,015,200
Calpine Corp., 7.875%, 2020 (n)	1,150,000	1,213,250
CenterPoint Energy, Inc., 6.5%, 2018	600,000	705,569
Covanta Holding Corp., 7.25%, 2020	990,000	1,074,412
Dynegy Holdings, Inc., 7.5%, 2015	330,000	239,250
Dynegy Holdings, Inc., 7.75%, 2019	1,260,000	856,800
Edison Mission Energy, 7%, 2017	1,105,000	839,800
EDP Finance B.V., 6%, 2018 (n)	1,060,000	945,672
Energy Future Holdings Corp., 10%, 2020	1,370,000	1,438,697
Energy Future Holdings Corp., 10%, 2020	2,270,000	2,395,177
GenOn Energy, Inc., 9.875%, 2020	1,410,000	1,487,550
NRG Energy, Inc., 7.375%, 2017	815,000	854,731
NRG Energy, Inc., 8.25%, 2020	1,390,000	1,431,700
System Energy Resources, Inc., 5.129%, 2014 (z)	804,460	825,690
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	520,000	481,000
Waterford 3 Funding Corp., 8.09%, 2017	1,245,420	1,244,996

		$19,509,075

Total Bonds		$649,783,229

Floating Rate Loans (g)(r) – 0.3%
Aerospace – 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$446,657	$442,190

Broadcasting – 0.0%
Gray Television, Inc., Term Loan B, 3.69%, 2014	$195,652	$191,152
Local TV Finance LLC, Term Loan B, 2.19%, 2013	70,295	68,318

		$259,470

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017	$56,408	$57,901

Financial Institutions – 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$401,312	$392,220

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Gaming & Lodging – 0.1%
MGM Mirage, Term Loan, 7%, 2014	$599,177	$586,816

Total Floating Rate Loans		$1,738,597

Common Stocks – 0.1%
Automotive – 0.1%
Accuride Corp. (a)	20,680	$236,786

Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	8,368	$131,963
Golden Books Family Entertainment, Inc. (a)	19,975	0

		$131,963

Total Common Stocks		$368,749

Preferred Stocks – 0.5%
Other Banks & Diversified Financials – 0.5%
Ally Financial, Inc., 7% (n)	480	$436,080
Ally Financial, Inc., “A”, 8.5%	64,486	1,587,645
GMAC Capital Trust I, 8.125%	28,250	723,765

Total Preferred Stocks		$2,747,490

Convertible Preferred Stocks – 0.3%
Automotive – 0.2%
General Motors Co., 4.75%	21,770	$1,005,992

Insurance – 0.1%
MetLife, Inc., 5%	11,590	$903,325

Total Convertible Preferred Stocks		$1,909,317

Money Market Funds (v) – 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value	12,720,150	$12,720,150

Total Investments		$669,267,532

Other Assets, Less Liabilities – (15.4)%		(89,186,564)

Net Assets – 100.0%		$580,080,968

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $181,674,236, representing 31.32% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$732,895	$645,853

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 2018	12/22/10	$33,149	$34,531
ARCap REIT, Inc., CDO, “H”, FRN, 6.048%, 2045	6/21/11	21,408	5,709
Audatex North America, Inc., 6.75%, 2018	6/10/11	630,000	647,325
B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11 - 6/06/11	711,899	717,100
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.787%, 2040	3/01/06	2,868,781	1,597,669
Braskem America Finance, 7.125%, 2041	7/19/11	628,246	640,770
Capsugel FinanceCo. SCA, 9.875%, 2019	7/20/11 - 7/25/11	539,050	540,957
CommScope, Inc., 8.25%, 2019	7/20/11 - 7/21/11	431,742	426,400
Dematic S.A., 8.75%, 2016	4/19/11 - 4/20/11	798,963	797,900
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/15/11	762,913	772,931
Examworks Group, Inc., 9%, 2019	7/14/11 - 7/15/11	446,282	453,200
Exopack Holding Corp., 10%, 2018	5/25/11	521,769	522,600
Falcon Franchise Loan LLC, FRN, 4.045%, 2025	1/29/03	333,981	301,637
First Union National Bank Commercial Mortgage Trust, FRN, 1.487%, 2043	12/11/03	771	100
Freescale Semiconductor, Inc., 8.05%, 2020	7/06/11	758,122	760,663
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	1,982,925	2,022,867
GMAC LLC, FRN, 6.02%, 2033	11/17/00	738,449	1,209,068
Heckler & Koch GmbH, 9.5%, 2018	5/06/11 - 5/10/11	821,123	775,063
Hillman Group, Inc., 10.875%, 2018	3/11/11	620,692	619,875
IGate Corp., 9%, 2016	7/26/11 - 7/27/11	379,684	375,000
JSC Severstal, 6.25%, 2016	7/19/11	1,119,000	1,128,164
Lawson Software, Inc., 11.5%, 2018	7/21/11 - 7/26/11	782,485	769,300
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 2/16/11	1,302,664	1,332,222
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11	82,175	82,650
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	209,566	227,983
Multi Security Asset Trust, “A3”, 5%, 2035	10/12/10	2,288,747	2,341,429
Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	480,342	454,725
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	334,144	339,900
Petroleos Mexicanos, 5.5%, 2021	7/20/11	384,315	394,097
Prudential Securities Secured Financing Corp., FRN, 7.295%, 2013	12/06/04	2,644,373	2,594,591
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018	7/20/11	1,457,480	1,492,673
Republic of Sri Lanka, 6.25%, 2021	7/20/11	248,000	253,985
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017	7/22/11 - 7/25/11	379,010	376,475
Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11 - 7/11/11	634,640	651,563
System Energy Resources, Inc., 5.129%, 2014	4/16/04	804,460	825,690
Univision Communications, Inc., 8.5%, 2021	7/26/11	245,306	242,550
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	420,000	405,300
Ziggo Bond Co. B.V., 8%, 2018	7/21/11 - 7/22/11	621,798	609,730

Total Restricted Securities			$28,390,245
% of Net assets			4.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/11 - continued

IDR	Indonesian Rupiah
JPY	Japanese Yen
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/11 - continued

The following is a summary of the levels used as of July 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,457,513	$436,080	$131,963	$5,025,556
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	11,833,366	—	11,833,366
Non-U.S. Sovereign Debt	—	149,077,231	—	149,077,231
Corporate Bonds	—	335,896,612	—	335,896,612
Residential Mortgage-Backed Securities	—	11,008,526	—	11,008,526
Commercial Mortgage-Backed Securities	—	25,912,096	—	25,912,096
Asset-Backed Securities (including CDOs)	—	6,076,736	—	6,076,736
Foreign Bonds	—	109,978,662	—	109,978,662
Floating Rate Loans	—	1,738,597	—	1,738,597
Mutual Funds	12,720,150	—	—	12,720,150

Total Investments	$17,177,663	$651,957,906	$131,963	$669,267,532

Other Financial Instruments
Futures	$(1,894,416)	$—	$—	$(1,894,416)
Forward Foreign Currency Exchange Contracts	—	(615,536)	—	(615,536)

For further information regarding security characteristics, see the Portfolio of Investments. At July 31, 2011, the fund held one level 3 security valued at $0.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 10/31/10	$33,385	$0	$33,385
Realized gain (loss)	(11,674)	(131,452)	(143,126)
Change in unrealized appreciation (depreciation)	(21,711)	131,452	109,741
Sales	0	0	0
Transfers into level 3	131,963	—	131,963

Balance as of 7/31/11	$131,963	$—	$131,963

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$638,295,545

Gross unrealized appreciation	$42,181,199
Gross unrealized depreciation	(11,209,212)

Net unrealized appreciation (depreciation)	$30,971,987

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/11 - continued

(3) Derivative Contracts at 7/31/11

Forward Foreign Currency Exchange Contracts at 7/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	HSBC Bank	2,312,000	10/11/11	$1,421,894	$1,467,704	$45,810
BUY	CNY	HSBC Bank	18,209,000	11/16/11	2,824,414	2,830,448	6,034
BUY	EUR	BBH	78,000	10/12/11	109,221	111,887	2,666
SELL	EUR	Barclays Bank PLC	201,073	10/12/11	288,947	288,429	518
SELL	EUR	UBS AG	12,158,082	9/15/11	17,517,121	17,452,401	64,720
BUY	IDR	HSBC Bank	25,812,809,000	10/21/11	3,001,140	3,005,508	4,368
BUY	MYR	JPMorgan Chase Bank N.A.	4,352,000	9/19/11	1,441,298	1,461,061	19,763
BUY	NOK	Deutsche Bank AG	16,074,185	10/12/11	2,958,884	2,971,996	13,112
BUY	PHP	JPMorgan Chase Bank N.A.	126,051,500	8/05/11	2,918,197	2,990,517	72,320
BUY	SGD	Barclays Bank PLC	5,693,000	10/12/11	4,655,632	4,728,794	73,162

							$302,473

Liability Derivatives
SELL	AUD	Westpac Banking	221,189	10/12/11	$235,283	$240,859	$(5,576)
SELL	BRL	HSBC Bank	2,309,000	10/11/11	1,413,529	1,465,799	(52,270)
SELL	CAD	BBH	271,000	10/12/11	280,521	283,189	(2,668)
SELL	CAD	UBS AG	8,560,395	10/12/11	8,901,037	8,945,433	(44,396)
BUY	CNY	Deutsche Bank	19,661,000	10/25/11	3,069,873	3,054,206	(15,667)
SELL	EUR	Barclays Bank PLC	112,613	10/12/11	161,522	161,537	(15)
SELL	EUR	Credit Suisse Group	238,163	10/12/11	341,300	341,632	(332)
SELL	EUR	Deutsche Bank	163,800	10/12/11	234,708	234,963	(255)
SELL	EUR	UBS AG	4,573,374	10/12/11	6,543,519	6,560,276	(16,757)
SELL	GBP	Barclays Bank PLC	1,072,551	10/12/11	1,711,367	1,759,217	(47,850)
SELL	GBP	Deutsche Bank	1,015,551	10/12/11	1,620,555	1,665,725	(45,170)
SELL	IDR	Merrill Lynch International Bank	728,938,000	9/06/11	85,027	85,329	(302)
SELL	JPY	Credit Suisse Group	19,193,488	10/12/11	236,372	249,524	(13,152)
SELL	JPY	JPMorgan Chase Bank N.A.	891,529,567	10/12/11	10,979,428	11,590,267	(610,839)
SELL	PHP	JPMorgan Chase Bank N.A.	126,051,500	8/05/11	2,930,067	2,990,517	(60,450)
SELL	SEK	Deutsche Bank	2,189,895	10/12/11	344,437	346,747	(2,310)

							$(918,009)

Futures Contracts Outstanding at 7/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	477	$59,952,938	September-2011	$(1,864,951)
U.S. Treasury Bond 30 yr (Short)	USD	8	1,025,000	September-2011	(29,465)

					$(1,894,416)

At July 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,455,992	140,607,816	(137,343,658)	12,720,150

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,979	$12,720,150

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2011, are as follows:

United States	54.6%
Brazil	4.3%
Canada	3.6%
Russia	3.3%
United Kingdom	2.7%
Mexico	2.5%
Indonesia	2.4%
Japan	2.1%
Italy	1.7%
Other Countries	22.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: September 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: September 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2011

*	Print name and title of each signing officer under his or her signature.